INCOME TAXES - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ (749)	$ 1,748	$ 1,281
Deferred	(611)	0	0
Income tax expense (income)	(1,360)	1,748	1,281
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Domestic	92	136	0
Foreign	(1,452)	1,612	1,281
Income tax expense (income)	$ (1,360)	$ 1,748	$ 1,281